ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The total value of the acquisition was approximately $1,635,000 and the purchase price has been allocated as per the Company’s independent valuation as follows:

Machinery and equipment	$70,000
IP and related technology	287,000
Amortizable intangible assets:
Customer contracts and related relationships	314,000
Trade name, trademark, and domain name	46,000
Non-compete covenants	23,000
Goodwill	895,000
Total assets acquired	1,635,000
Fair value of liabilities assumed	(469,000)
Net fair value	$1,166,000